Cover	Sep. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2021
Entity File Number	001-38803
Entity Registrant Name	Hoth Therapeutics, Inc.
Entity Central Index Key	0001711786
Entity Tax Identification Number	82-1553794
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	Suite 1039
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(646)
Local Phone Number	756-2997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	HOTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable